GOVERNMENT GRANTS (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Government Grants
Government grants totaled	R$ 337,980	R$ 147,463	R$ 153,762